Supplemental Cash Flow Information - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 01, 2022	Sep. 30, 2020	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 01, 2021
Class of Stock [Line Items]
Cash paid for interest					$ 6,600	$ 0	$ 4,200	$ 8,700	$ 6,400	$ 12,200
Deemed dividend for accrual of preferred stock return				$ (9,621)			(18,771)	37,100	2,200
Issuance of preferred stock to satisfy contingent consideration payable	$ 20,100							20,100
Liability for guaranteed payment					3,800	8,300	7,800	15,800	1,300
Issuance of noncontrolling interest from reserved cash received in prior period							2,400	2,400
Distributions payable to charitable beneficiaries					800	600	600	1,700	1,500	700
Promissory note receivable received as consideration in sale of fixed assets							1,400	1,400
Exchange of preferred stock								1,100
Noncash issuance of noncontrolling interest					8,400	1,100	300	$ 300	9,200	6,000
Liability related to funds retained for loan payable					$ 4,100
Issuance of stock for consideration in acquisition									352,600
Aggregate amount received									192,800
Liability for contingent issuance									20,100
Liability for put option related to grant of preferred stock									3,800
Deferred financing costs owed on debt due to related parties									2,300
Issuance of preferred stock for contribution of alternative assets									200	300
Promissory note exchange for BCH Preferred Series C Unit Accounts										65,065
Treasury shares recognized, value										3,444
Issuance of shares			$ 3,410	$ 20,100		(4,290)	20,100		207,390
Settlement of Liability Assumed at De-SPAC
Class of Stock [Line Items]
Issuance of shares			$ 1,250			2,745
Collateral Swap
Class of Stock [Line Items]
GWG Holdings common stock		$ 84,600								84,600
L Bonds | Collateral Swap
Class of Stock [Line Items]
Principal amount exchanged		$ 94,800								94,800
Class A common stock, par value $0.001 per share
Class of Stock [Line Items]
Promissory note exchange for BCH Preferred Series C Unit Accounts										(5,220)
Exercise of common options										57,500
Issuance of shares									207,390
Preferred Series B Subclass 2
Class of Stock [Line Items]
Exchange of preferred stock						791,900			312,300
Preferred Series A Subclass 0
Class of Stock [Line Items]
Exchange of preferred stock									$ 251,700
Capital account balance											$ 251,700
Issuance of preferred stock in exchange for conversion of preferred stock							1,100
Preferred Series C Subclass 1
Class of Stock [Line Items]
Capital account balance										$ 75,000
BCG Class A Units Received
Class of Stock [Line Items]
Exchange of preferred stock						793,400
Preferred Series C
Class of Stock [Line Items]
Conversion of stock						205,800
Preferred Series A Subclass 1
Class of Stock [Line Items]
Deemed dividend for accrual of preferred stock return						6,900	18,800
Exchange of preferred stock						193,900
Preferred Series B-1 | Post De-SPAC Transaction
Class of Stock [Line Items]
Issuance of shares						36,700
Common Class A | Post De-SPAC Transaction
Class of Stock [Line Items]
Issuance of shares						5,300
Common Class A | Settlement of Liability Assumed at De-SPAC
Class of Stock [Line Items]
Issuance of shares						4,000
Class S Ordinary
Class of Stock [Line Items]
Exchange of preferred stock						$ 3,900
BCG Class B Units Received
Class of Stock [Line Items]
Issuance of shares							$ 20,100